BASIS OF PRESENTATION (Tables)	3 Months Ended
Mar. 31, 2012
BASIS OF PRESENTATION
Schedule of sources of net operating revenues before provision for doubtful accounts from continuing operations

	Three Months Ended March 31,
	2012	2011
Medicare	$629	$542
Medicaid	177	269
Managed care	1,326	1,279
Indemnity, self-pay and other	241	249
Acute care hospitals — other revenue	24	25
Other operations	94	65
Net operating revenues before provision for doubtful accounts	$2,491	$2,429

Schedule of other intangible assets

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
March 31, 2012:
Capitalized software costs	$787	$(356)	$431
Long-term debt issuance costs	88	(18)	70
Other	6	(1)	5
Total	$881	$(375)	$506

December 31, 2011:
Capitalized software costs	$756	$(344)	$412
Long-term debt issuance costs	88	(15)	73
Other	5	(1)	4
Total	$849	$(360)	$489

Schedule of estimated future amortization of intangibles with finite useful lives

		Years Ending December 31,					Later
	Total	2012	2013	2014	2015	2016	Years
Amortization of intangible assets	$506	$56	$69	$65	$55	$52	$209